Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 11,240	$ 6,312
Accrued payables	77,192	45,176
Accrued interest payable		10,316
Accounts payable and accrued liabilities	$ 88,432	$ 61,804